CONVERTIBLE DEBENTURES (Details 2) - Derivative Liability Two [Member]	12 Months Ended
Oct. 31, 2023
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Risk-free interest rate	4.18%
Expected life	3 years 8 months 12 days
Expected volatility	99.00%